Summary of Significant Accounting Policies, Recent Accounting Pronouncements (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Recent Accounting Pronouncements [Abstract]
Operating lease right-of-use assets	$ 1,777	$ 1,979	$ 0
Operating lease liabilities	$ 1,937	2,155
ASU 2016-02 [Member]
Recent Accounting Pronouncements [Abstract]
Operating lease right-of-use assets		2,000
Operating lease liabilities		$ 2,000